Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

(8) Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$468,550,882	$400,191,984
Delinquent loans reported as distributions for tax purposes and as Plan assets for financial reporting purposes	(23,588)	(30,768)
Net assets available for benefits per the Form 5500	$468,527,294	$400,161,216

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements for the years ended December 31, 2025 and 2024, to net increase in net assets available for benefits per Form 5500:

	2025	2024
Net increase in net assets available for benefits per the financial statements	$68,358,898	$50,733,023
Change in delinquent loans reported as distributions for tax purposes and as Plan assets for financial reporting purposes	7,180	12,299
Net increase in net assets available for benefits per the Form 5500	$68,366,078	$50,745,322